Condensed Statement of Cash Flows (Unaudited) - USD ($)	2 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (1,000)	$ 10,342,048
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liability		(13,670,001)
Interest earned on Investment held in Trust Account		(22,554)
Transaction costs allocable to warrant liability		882,336
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(395,283)
Accrued expenses	1,000	1,568,744
Net cash used in operating activities		(1,294,710)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(345,000,000)
Cash withdrawn from Trust Account to pay franchise and income taxes		11,667
Net cash used in investing activities		(344,988,333)
Cash Flows from Financing Activities
Proceeds from sale of Units, net of underwriting discounts paid		338,100,000
Proceeds from sale of Private Placement Warrants		9,400,000
Proceeds from promissory note – related party		252,000
Repayment of promissory note – related party		(252,000)
Payment of offering costs		(441,464)
Proceeds from issuance of Class B common stock to Sponsor	25,000
Net cash provided by financing activities	25,000	347,058,536
Net Change in Cash	25,000	775,493
Cash – Beginning of period		25,000
Cash – End of period	25,000	800,493
Non-cash financing activities:
Deferred offering costs included in accrued offering costs	$ 64,331
Non-Cash investing and financing activities:
Deferred underwriting fee payable		$ 12,075,000